Accounts payable and other financial liabilities	12 Months Ended
Dec. 31, 2022
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Accounts payable and other financial liabilities

12. Accounts payable and other financial liabilities

The Company did not have any liabilities at December 31, 2022, or December 31, 2021, which represented debt to financial institutions. The Company’s monetary liabilities at December 31, 2022, and December 31, 2021, were as follows:

Year ended December 31, 2022

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$1,142	$1,142
Accounts payable	1,540	—	—	—	1,540
Current lease liabilities	125	105	172	—	402
Other liabilities	838	1,400	459	—	2,697
Total	$2,503	$1,505	$631	$1,142	$5,781

Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$11	$11
Accounts payable	685	—	—	—	685
Current lease liabilities	132	107	123	—	362
Other liabilities	1,640	251	588	371	2,850
Total	$2,457	$358	$711	$382	$3,908

Other current liabilities include accruals for earned compensation, earned vacation days not taken, potential employer’s tax on share-based compensation, and accruals for goods and services received but not yet invoiced by the supplier.

The estimated employer’s payroll tax liability related to share-based compensation amounted to $24 on December 31, 2022, and $371 on December 31, 2021. It will be due only when the associated subscription rights are exercised. The exercise will, in all likely circumstances, fund the payable employer’s payroll tax.

Interest expense including interest on lease liabilities in the Consolidated Statement of Profit and Loss in Finance expense was $33 in 2022 and $31 in 2021.

IDEX had no other significant current or non-current monetary obligations at the end of 2022 or 2021. Also, the Company had no contingent liabilities at the end of 2022 or 2021.